General Information	12 Months Ended
Dec. 31, 2020
General Information

1. General Information

Company’s identity

The accompanying consolidated financial statements include the accounts of Performance Shipping Inc. (or “Performance”) and its wholly-owned subsidiaries (collectively, the “Company”). Performance was incorporated as Diana Containerships Inc. on January 7, 2010, under the laws of the Republic of the Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act. On February 19, 2019, the Company’s Annual Meeting of Shareholders approved an amendment to the Company’s Amended and Restated Articles of Incorporation to change the name of the Company from “Diana Containerships Inc.” to “Performance Shipping Inc.,” which was effected on February 25, 2019.  The Company’s common shares traded on the Nasdaq Global Select Market until March 5, 2020, and effective March 6, 2020, they trade on the Nasdaq Capital Market (Note 9). The Company’s ticker symbol has been “DCIX” until March 30, 2020, at which date it changed to “PSHG”.

The Company is a global provider of shipping transportation services through the ownership of tanker vessels, while it owned container vessels since its incorporation through August 2020 (Notes 3 and 6). The Company operates its fleet through Unitized Ocean Transport Limited (the “Manager” or “UOT”), a wholly-owned subsidiary. The fees payable to UOT are eliminated in consolidation as intercompany transactions. Additionally, during 2019 and 2020, the Company has appointed for a limited period of time other managers to provide management services to its vessels. More specifically, Diana Wilhelmsen Management Limited (or “DWM”), which was an affiliated entity until February 2020, was appointed as manager of the container vessels (discontinued operations), and Maersk Tankers A/S (“Maersk Tankers”), an unaffiliated entity, was appointed to manage two of the Company’s tanker vessels (continuing operations). During 2020, the management agreements with Maersk were terminated and UOT has been appointed to provide these services to the tanker vessels. Accordingly, DWM management agreements were terminated upon the container vessels’ sales (Note 6). Management fees to “Maersk Tankers” are separately presented in Management fees in the accompanying consolidated statement of operations and management fees and commissions to DWM are included in Net income/ (loss) from discontinued operations in the accompanying consolidated statements of operations (Notes 3 and 4).

Financial Statements presentation

Following the sale of all Company’s container vessels in 2020 (Note 6), the Company’s results of operations of the container vessels, as well as their assets and liabilities, are reported as discontinued operations for all periods presented in the accompanying consolidated financial statements (Notes 2 and 3). The comparative figures in these consolidated balance sheets and statements of operations have been adjusted on the basis of presenting separately the discontinued operations’ figures. For the statement of cash flows, the Company elected the alternative of combining cash flows from discontinued operations with cash flows from continuing operations within each cash flow statement category, and as such, no separate disclosure of cash flows from discontinued operations is presented in the statement of cash flows.

Furthermore, effective November 2, 2020, the Company effected a one-for-ten reverse stock split on its common stock (Note 9). All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to this reverse stock split retroactively, for all periods presented.

Other matters:

On March 11, 2020, the World Health Organization declared the 2019 Novel Coronavirus (the “Covid-19”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions. The outbreak of the COVID-19 virus has had a negative effect on the global economy and has adversely impacted the international shipping industry into which the Company operates. As of December 31, 2020, the impact of the outbreak of COVID-19 virus continues to unfold. As a result, many of the Company’s estimates and assumptions carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. The Company is constantly monitoring the developing situation, as well as its charterers’ response to the severe market disruption via cost cutting and rationalization of their networks and fleets, and is making necessary preparations to address and mitigate, to the extent possible, the impact of COVID-19 to the Company.

For 2020, 2019 and 2018, charterers that accounted for more than 10% of the Company’s voyage and hire revenues, were as follows:

Charterer	2020	2019	2018
A - Container vessels - Discontinued operations	-	31%	29%
B - Container vessels - Discontinued operations	-	10%	32%
C - Container vessels - Discontinued operations	-	16%	19%
D - Container vessels - Discontinued operations	-	11%	-
E - Tanker vessels - Continuing operations	-	13%
F - Tanker vessels - Continuing operations	20%	-